Share-Based Compensation - Schedule of Equity-based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total equity-based compensation expense	$ 888	$ 767	$ 1,824	$ 646
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total equity-based compensation expense	300	316	555	250
Selling and Marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total equity-based compensation expense	48	31	(7)	6
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total equity-based compensation expense	$ 540	$ 420	$ 1,276	$ 390